SUBSEQUENT EVENTS - Disposal of Equity Securities of Sichuan Xingneng (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jul. 31, 2021 CNY (¥)
Subsequent Event [Line Items]
Cash consideration		¥ 1,500	$ 235
Sichuan Xingneng | Equity Method Investments
Subsequent Event [Line Items]
Capital contribution				¥ 4,900
Sichuan Xingneng | Equity Method Investments | Forecast
Subsequent Event [Line Items]
Cash consideration	¥ 2,842